Trade and Other Receivables	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
10	TRADE AND OTHER RECEIVABLES

	December 31, 2024	June 30, 2025
	RM	RM	US$
Trade receivables
- Third parties	18,131,208	59,168,979	14,045,382
- Related parties	-	-	-
	18,131,208	59,168,979	14,045,382
Less: Provision for allowance for expected credit losses - trade receivables	(2,097,071)	(5,208,431)	(1,236,364)
	16,034,137	53,960,548	12,809,018

Other receivables	71,482,014	51,213,736	12,156,986
Less: Provision for allowance for expected credit losses - other receivables	(1,637,988)	(1,022,279)	(242,666)
	69,844,026	50,191,457	11,914,320

Deposits	749,474	13,469,485	3,197,352
Prepayments	47,525,380	37,481,868	8,897,350
	118,118,880	101,142,810	24,009,022
Total trade and other receivables	134,153,017	155,103,358	36,818,040

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	2,518,122	2,097,071	469,101
Additions	2,458,381	3,377,614	801,769
Write off/Reversal	(2,891,410)	-	-
Currency realignment	11,978	(266,254)	(34,506)
At end of the year	2,097,071	5,208,431	1,236,364

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	1,637,988	366,408
Additions	1,651,127	-	-
Reversal		(625,137)	(148,393)
Currency realignment	(13,139)	9,428	24,651
At end of the year	1,637,988	1,022,279	242,666

The average credit period for services rendered is 30 days (2024: 30days). No interest is charged on the outstanding balances.

	December 31, 2024	June 30, 2025
	RM	RM	US$
Not past due	10,264	15,000	3,561
Past due	18,120,944	59,153,979	14,041,821
Less: Allowance for expected credit losses	(2,097,071)	(5,208,431)	(1,236,364)
	16,034,137	53,960,548	12,809,018

A majority of the Company’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	December 31, 2024	June 30, 2025
	RM	RM	US$
< 30 days	3,687,161	16,086,028	3,818,460
31 days to 60 days	454,020	1,316,304	312,461
61 days to 210 days	6,244,299	20,131,630	4,778,795
211 days to 240 days	3,540,879	37,914	9,000
241 days to < 1 year	4,194,585	21,582,103	5,123,105
Total	18,120,944	59,153,979	14,041,821

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

In determining the recoverability of trade and other receivables, the Company considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Company’s trade and other receivables balances which are past due and partially impaired.

The allowance for ECL has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Company’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on trade and other receivables has been measured at an amount equal to lifetime ECL. The ECL on trade and loan receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate.

As of June 30, 2025, the provision matrix applies the following ECL rates to trade receivables, based on the age of the receivables ranged from 1.98% to 11.70% (2024: 3.71% - 13.03%). For other receivables, the Company applies the ECL rate ranged from 3.00% to 15.00% (2024: 3.00% to 15.00%).

In addition to the general provision matrix, the Company assesses certain specific trade and other receivables individually. This individual assessment is based on direct contact with the debtor, historical payment behavior, and other relevant factors to determine whether there are specific recoverability issues.

The Company assesses ECL on an annual basis to ensure that the ECL allowance remains appropriate and reflective of current credit risk conditions. There have been no changes in estimation techniques or significant assumptions used in calculating ECL during the current reporting period. A receivable is written off when there is objective evidence that the debtor is experiencing significant financial hardship and there is no reasonable expectation of recovery. Indicators of such conditions include the debtor entering liquidation or significant deterioration in creditworthiness with no expected future cash flows.

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2024	-	135,192	54,898	953,938	670,538	282,505	2,097,071
Lifetime ECL – June 30, 2025	-	298,136	26,737	1,253,628	2,471	3,627,459	5,208,431

As of June 30, 2025, prepayment mainly consists of:

1.	Advance payment for IT and AI related consultancy services to a third-party vendor for a total cost of US$ 5.64 million (2024: US$7.0 million).

2.	The development of Vendor and Customer relationship management system (“VCRM”) by a third-party company. This VCRM will streamline vendor onboarding, customer engagement, relationship tracking, performance reporting, and communication while ensuring high usability, data accuracy, and system scalability. The system is estimated to be completed within 2 years. The total contract value sum is US$ 1.2 million (2024: US$ 1.7million), which is settle via issuance of the Company’s ordinary shares.

3.	The development of Cloud Management Platform Development (“CMP”) was outsourced to a third-party company at a total cost of US$ 1.3 million (2024: US$ 1.8 million), which is settle via issuance of the Company’s ordinary shares. The CMP will enable centralized monitoring, providing, billing and management of multi-cloud environments with robust user control, automation, and analytics capabilities. The system is estimated to be completed within 2 years.

4.	Legal service from a third-party US legal entity for total cost of US$ 938 thousand (2024: US$ 1.4 million).

Other receivables primarily consist of third parties who purchased shares from the Company that were acquired through its IPO projects.

Included in the deposits is a share pledge issued to sundry payables in relation to the advance provided to the Company, as disclosed in Note 18 of share capital.